CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Revenues	$ 0	$ 0
Cost of revenues	0	0
Gross margin	0	0
OPERATING EXPENSES
Selling, general and administrative expenses	6,158,253	2,947,311
Exploration expense	936,161	1,811,569
Impairment expense	0	326,000
Total operating expenses	7,094,414	5,084,880
(Loss) from operations	(7,094,414)	(5,084,880)
OTHER INCOME (EXPENSE)
Interest expense	(34,407)	(19,190)
Loss on debt settlement	0	(1,282,650)
Loss on derivative liability option	0	(429,000)
Loss on legal settlement	(367,000)	(10,923,600)
Other income (expense)	0	(40,000)
Total other income (expense)	(401,407)	(12,694,440)
(LOSS) BEFORE INCOME TAXES	(7,495,821)	(17,779,320)
INCOME TAX EXPENSE	0	0
(LOSS) FROM CONTINUING OPERATIONS	(7,495,821)	(17,779,320)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	1,230	(57,942)
Net loss	$ (7,494,591)	$ (17,837,262)
PER SHARE DATA:
NET LOSS PER SHARE BEFORE DISCONTINUED OPERATIONS ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ (0.72)	$ (1.83)
DISCONTINUED OPERATIONS ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ 0.00	$ (0.01)
NET LOSS PER SHARE ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ (0.72)	$ (1.84)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	10,430,898	9,718,271